Non-controlling Interests - Additional Information (Detail) - Oyu Tolgoi [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Investments in subsidiary on behalf of noncontrolling interest	$ 1,398.9	$ 1,378.4
Accrued interest on Investments in subsidiary on behalf of noncontrolling interest	$ 953.4	$ 804.4